Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Group has operating leases for office spaces. During the year ended December 31, 2025, the Group early-terminated one operating lease for office space prior to its contractual expiry. As a result, the associated right-of-use asset of $27,071 and lease liability of $27,071 were derecognized. As the carrying amount of the right-of-use asset equaled the remaining lease liability at the date of termination, no gain or loss was recognized in the consolidated statements of operations and comprehensive income. During the year ended December 31, 2025, the Group entered a new operating lease which $ 2,140,510 right-of-use assets obtained in exchange for new operating lease obligations related to the lease of clubhouse premises as described in Note 15. As of December 31, 2025 and 2024, there were approximately $2,081,612 and $53,418 right of use (“ROU”) assets and approximately $2,081,612 and $53,418 lease liabilities based on the present value of the future minimum rental payments of leases, respectively. The Group’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Prime lending Rate ranged from 5% to 5.25% p.a. (2024: 5.25% p.a.) was the most indicative rate of the Group’s borrowing cost for the calculation of the present value of the lease payments.

As of December 31, 2025 and 2024, lease liabilities consist of the following:

	As of December 31,
	2025	2024
Operating lease liabilities – current portion	$501,597	$48,841
Operating lease liabilities – non-current portion	1,580,015	4,577
Total	$2,081,612	$53,418

A summary of lease cost recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	Years Ended December 31,
	2025	2024	2023
Total operating lease expense	$139,426	$45,767	$—
ROU assets obtained in exchange for operating lease liabilities	2,140,510	95,174	—
Cash paid for operating leases	139,420	45,767	—

Other lease information is as follows:

	As of December 31,
	2025	2024
Weighted-average remaining lease term – operating leases	4.6 years	1.1 years
Weighted-average discount rate (%)	5.2%	5.25%

The following is a schedule of future minimum payments under operating leases as of December 31, 2025:

December 31, 2025
Year ending December 31, 2026	$598,802
Year ending December 31, 2027	487,988
Year ending December 31, 2028	422,000
Year ending December 31, 2029	419,359
Year ending December 31, 2030	419,359
Total undiscounted lease obligations	2,347,508
Less: imputed interest	(265,896)
Lease liabilities recognized in the consolidated balance sheet	$2,081,612